CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated balance sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable and accrued liabilities	$ 0	$ 25,000
Total current assets	18,205,092	20,143,416				$ 8,352,629
Total assets	26,340,608	28,386,884			$ 12,641,612	10,300,586
Total current liabilities	3,493,884	3,052,079				16,028,892
Total liabilities	3,912,413	3,486,332				16,191,042
Accumulated deficit	(37,699,562)	(33,430,431)				(16,886,815)
Total stockholders' equity (deficit)	$ 22,428,195	$ 24,900,552				$ (5,890,456)
Correction of immaterial errros [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Grant receivable					0
Accounts payable and accrued liabilities			$ 1,098,683	$ 661,401	465,889
Prepaid expenses			294,287
Total current assets			4,451,683		5,679,923
Total assets			12,235,764		12,601,612
Total current liabilities			17,642,168	16,879,073	16,797,701
Total liabilities			17,731,059	16,988,849	16,934,303
Accumulated deficit			(23,148,134)	(21,098,224)	(19,324,443)
Total stockholders' equity (deficit)			(5,495,295)	(3,565,520)	(4,332,691)
Correction of immaterial errros [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Grant receivable					40,000
Accounts payable and accrued liabilities			848,625	376,125	255,479
Prepaid expenses			100,000
Total current assets			100,000		40,000
Total assets			100,000		40,000
Total current liabilities			848,625	376,125	255,479
Total liabilities			848,625	376,125	255,479
Accumulated deficit			(748,625)	(376,125)	(215,479)
Total stockholders' equity (deficit)			(748,625)	(376,125)	(215,479)
Correction of immaterial errros [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Grant receivable					40,000
Accounts payable and accrued liabilities			1,947,308	1,037,526	721,368
Prepaid expenses			394,287
Total current assets			4,551,683		5,719,923
Total assets			12,335,764		12,641,612
Total current liabilities			18,490,793	17,255,198	17,053,180
Total liabilities			18,579,684	17,364,974	17,189,782
Accumulated deficit			(23,896,759)	(21,474,349)	(19,539,922)
Total stockholders' equity (deficit)			$ (6,243,920)	$ (3,941,645)	$ (4,548,170)